UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 5066

Smith Barney Arizona Municipals Fund Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Smith Barney Fund Management LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: May 31

Date of reporting period: February 28, 2005

ITEM 1.	SCHEDULE OF INVESTMENTS

Smith Barney Arizona Municipals Fund Inc.

FORM- NQ

February 28, 2005

SMITH BARNEY ARIZONA MUNICIPALS FUND INC.

Schedule of Investments (unaudited)	February 28, 2005

FACE AMOUNT	RATING (a)	SECURITY	VALUE
General Obligation - 19.5%

		Maricopa County GO:
		Elementary School District No. 8, Osborne Elementary School District:
$1,000,000	A	7.500% due 7/1/09	$1,168,470
		Series A, FGIC-Insured:
210,000	AAA	5.875% due 7/1/14	221,621
390,000	AAA	Call 7/1/06 @ 101, 5.875% due 7/1/14 (b)	411,583
		Elementary School District No. 14, (Creighton School Improvement Project of 1990), Series C, FGIC-Insured:
355,000	AAA	6.500% due 7/1/08	396,801
295,000	AAA	6.500% due 7/1/08 (c)	329,736
		Elementary School District No. 40, (Glendale School Improvement Project), AMBAC-Insured:
565,000	AAA	6.300% due 7/1/11 (d)	577,933
435,000	AAA	Call 7/1/05 @ 101, 6.300% due 7/1/11 (b)(d)	445,340
1,000,000	AA	Unified High School District No. 210, (Phoenix Project of 1995), Series B, (Call 7/1/06 @ 101), 5.375% due 7/1/13 (b)	1,048,840
		Phoenix GO:
1,400,000	AA+	Series A, 6.250% due 7/1/17 (e)	1,731,912
		Series B:
400,000	AA+	5.000% due 7/1/22	423,864
575,000	AA+	5.000% due 7/1/23	605,947
400,000	A+	Phoenix Special Assessment, Central Avenue Improvement District, 7.000% due 1/1/06	406,028
1,000,000	AAA	Pima County Unified School District No. 1, Tucson, FGIC-Insured, 7.500% due 7/1/10	1,212,310
500,000	AAA	Pinal County Unified School District No. 43, Apache Junction, Series A, FGIC-Insured, (Call 7/1/06 @101), 5.850% due 7/1/15 (b)	527,505

			9,507,890

See Notes to Schedule of Investments.

SMITH BARNEY ARIZONA MUNICIPALS FUND INC.

Schedule of Investments (unaudited) (continued)	February 28, 2005

FACE AMOUNT	RATING (a)	SECURITY	VALUE
Hospitals - 16.4%

$1,500,000	Ba2*	Arizona Health Facilities Authority, Hospital Systems Revenue, Phoenix Children’s Hospital, Series A, 6.125% due 11/15/22 (e)	$1,531,380
		Maricopa County Hospital Revenue, Sun Health Corp.:
1,500,000	BBB	5.900% due 4/1/09 (e)	1,582,320
1,000,000	BBB	6.125% due 4/1/18	1,045,400
500,000	AAA	Maricopa County IDA, Hospital Facilities Revenue, Samaritan Health Services, Series A, MBIA-Insured, 7.000% due 12/1/16 (c)	622,555
3,000,000	AAA	Mesa IDA, Discovery Health Systems, Series A, MBIA-Insured, 5.625% due 1/1/29 (e)	3,249,060

			8,030,715

Housing: Multi-Family - 8.3%

		Maricopa County IDA, MFH Revenue:
500,000	AAA	Metro Gardens (Mesa Ridge Project), Series A, MBIA-Insured, 5.650% due 7/1/19	501,380
2,125,000	NR	Stanford Court Apartments, Series B, 6.250% due 7/1/18	1,383,226
		Phoenix IDA, MFH Revenue:
		Ventana Palms Apartments Project, Series A, MBIA-Insured:
150,000	Aaa*	6.100% due 10/1/19	160,528
950,000	Aaa*	6.150% due 10/1/29	1,014,961
970,000	AA	Woodstone & Silver Springs, Radian-Insured, 6.250% due 4/1/23	1,000,584

			4,060,679

Housing: Single-Family - 0.1%

45,000	AAA	Phoenix IDA, Single-Family Mortgage Revenue, GNMA/FNMA/FHLMC-Collateralized, 6.300% due 12/1/12 (f)	46,250

Industrial Development - 9.9%

750,000	NR	Navajo County IDA, IDR, (Stone Container Corp. Project), 7.400% due 4/1/26 (f)	775,297
1,600,000	A-1+	Phoenix IDA Revenue, (Valley of the Sun YMCA Project), 1.800% due 1/1/31 (g)	1,600,000
		Pima County IDA, Industrial Revenue Refunding:
380,000	AAA	FSA-Insured, 7.250% due 7/15/10	387,205
1,000,000	B+	Tucson Electric Power Co. Project, Series B, 6.000% due 9/1/29	1,001,340
1,000,000	AAA	Tucson IDA, Lease Revenue, University of Arizona/Marshall Foundation, Series A, AMBAC-Insured, 5.000% due 7/15/22	1,055,380

			4,819,222

See Notes to Schedule of Investments.

SMITH BARNEY ARIZONA MUNICIPALS FUND INC.

Schedule of Investments (unaudited) (continued)	February 28, 2005

FACE AMOUNT	RATING (a)	SECURITY	VALUE
Miscellaneous - 18.3%

$170,000	AAA	Arizona State Municipal Financing Program, COP, Series 20, BIG-Insured, 7.625% due 8/1/06 (c)	$177,631
500,000	AAA	Casa Grande Excise Tax Revenue, FGIC-Insured, (Call 4/1/05 @ 100), 6.200% due 4/1/15 (b)	501,545
		Phoenix Civic Improvement Corp., Excise Tax Revenue, Sr. Lien:
2,630,000	AAA	Adams Street Garage Project B, 5.375% due 7/1/29 (e)	2,806,289
2,350,000	AAA	Municipal Courthouse Project A, 5.375% due 7/1/29 (e)	2,507,521
		Sierra Vista Municipal Property Corp., Municipal Facilities Revenue, AMBAC-Insured:
355,000	AAA	6.000% due 1/1/11	360,478
500,000	AAA	6.150% due 1/1/15	507,730
2,000,000	AAA	University of Arizona, COP, Series B, AMBAC-Insured, 5.000% due 6/1/28 (e)	2,082,100

			8,943,294

Pollution Control - 7.8%

2,800,000	A-1	Apache County IDA, IDR, Tucson Electric Power Co., Series 83A, 1.920% due 12/15/18 (g)	2,800,000
1,000,000	B-	Coconino County Pollution Control Corp. Revenue, Nevada Power Co. Project, 6.375% due 10/1/36 (f)	1,015,060

			3,815,060

Transportation - 5.2%

		Phoenix Civic Improvement Corp., Airport Revenue:
1,000,000	AAA	FGIC-Insured, 5.375% due 7/1/29 (f)	1,011,570
1,500,000	AAA	Series A, FSA-Insured, 5.000% due 7/1/25 (e)	1,545,165

			2,556,735

Utilites - 7.9%

		Agricultural Improvement and Power District, Electric Systems Revenue, (Salt River Project):
1,000,000	AA	Series A, 5.000% due 1/1/23	1,059,690
1,555,000	AA	Series B, 5.000% due 1/1/31 (e)	1,617,169
183,000	BBB	Prescott Valley Improvement District, Special Assessment, Sewer Collection System and Roadway Repair, 7.900% due 1/1/12	189,734
1,000,000	BB+	Yavapai County IDA, IDR, (Citizens Utilities Co. Project), 5.450% due 6/1/33 (f)	997,060

			3,863,653

See Notes to Schedule of Investments.

SMITH BARNEY ARIZONA MUNICIPALS FUND INC.

Schedule of Investments (unaudited) (continued)	February 28, 2005

FACE AMOUNT	RATING (a)	SECURITY	VALUE
Water and Sewer - 4.4%

$1,000,000	Aaa*	Arizona Water Infrastructure Finance Authority, Water Quality Revenue, Series A, (Call 10/1/11 @ 100), 5.000% due 10/1/19 (b)	$1,102,240
1,000,000	AAA	Phoenix Civic Improvement Corp., Wastewater System Revenue, FGIC-Insured, 5.000% due 7/1/24	1,042,300

			2,144,540

		TOTAL INVESTMENTS - 97.8% (Cost - $46,084,724**)	47,788,038
		Other Assets in Excess of Liabilities - 2.2%	1,056,508

		TOTAL NET ASSETS - 100.0%	$48,844,546

(a)	All ratings are by Standard & Poor’s Ratings Service, except for those which are identified by an asterisk (*), which are rated by Moody’s Investors Service.
(b)	Pre-Refunded bonds are escrowed with U.S. government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if the issuer has not applied for new ratings.
(c)	Bonds are escrowed to maturity with U.S. government securities and are considered by the manager to be triple-A rated even if the issuer has not applied for new ratings.
(d)	All or a portion of this security is held as collateral for open futures contracts.
(e)	All or a portion of this security is segregated by the custodian for open futures contracts.
(f)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax.
(g)	Variable rate obligation payable at par on demand at anytime on no more than seven days notice.
**	Aggregate cost for federal income tax purposes is substantially the same.

See pages 5 through 8 for definitions of ratings and certain abbreviations.

See Notes to Schedule of Investments.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differs from the highest rated issue only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa — Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa — Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

Bond Ratings (unaudited) (continued)

A — Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa — Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

B — Bonds that are rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa — Bonds rated “Caa” are of poor standing. These issues may be in default, or present elements of danger may exist with respect to principal or interest.

NR — Indicates that the bond is not rated by Standard & Poor’s or Moody’s.

Short-Term Security Ratings (unaudited)

SP-1 — Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1 — Standard & Poor’s highest commercial paper and variable rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

MIG 1 — Moody’s highest rating for short-term municipal obligations.

VMIG 1 — Moody’s highest rating for issues having a demand feature — VRDO.

P-1 — Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

Abbreviations* (unaudited)

AMBAC	— American Municipal Bond
Assurance Indemnity Corporation
ABAG	— Association of Bay Area Governments
AMBAC	— Ambac Assurance Corporation
BAN	— Bond Anticipation Notes
BIG	— Bond Investors Guaranty
CDA	— Community Development Administration
CGIC	— Capital Guaranty Insurance
CHFCLI	— California Health Facility Construction Loan Insurance
CONNIE LEE	— College Construction Loan Insurance Association
COP	— Certificate of Participation
EDA	— Economic Development Authority
EDB	— Economic Development Board
EDC	— Economic Development Corporation
EDR	— Economic Development Revenue
EFA	— Educational Facilities Authority
EMCP	— Extended Municipal Commercial Paper
ETM	— Escrowed to Maturity
FGIC	— Financial Guaranty Insurance Company
FHA	— Federal Housing Administration
FHLMC	— Federal Home Loan Mortgage Corporation
FLAIRS	— Floating Adjustable Interest Rate Securities
FNMA	— Federal National Mortgage Association
FRTC	— Floating Rate Trust Certificates
FSA	— Federal Security Assurance
GIC	— Guaranteed Investment Contract
GNMA	— Government National Mortgage Association
GO	— General Obligation
HDA	— Housing Development Authority
HDC	— Housing Development Corporation
HEFA	— Health and Educational Facilities Authority
HEHF	— Health Education and Housing Facilities
HFA	— Housing Finance Authority
HFC	— Housing Finance Commission
HFD	— Housing Finance and Development
IDA	— Industrial Development Authority
IDB	— Industrial Development Board
IDC	— Industrial Development Corporation
IDR	— Industrial Development Revenue
INFLOS	— Inverse Floaters
ISD	— Independent School District
LOC	— Letter of Credit
MBIA	— Municipal Bond Investors Assurance Corporation
MERLOT	— Municipal Exempt Receipts Liquidity Optional Tender
MFH	— Multi-Family Housing

Abbreviations* (unaudited) (continued)

MSTC	— Municipal Security Trust Certificate
MTA	— Metropolitan Transportation Authority
MVRICS	— Municipal Variable Rate Inverse Coupon Security
PART	— Partnership Structure
PBA	— Public Building Authority
PCFA	— Pollution Control Finance Authority
PCR	— Pollution Control Revenue
PFA	— Public Facilities Authority
PSF	— Permanent School Fund
PSFG	— Permanent School Fund Guaranteed
Radian	— Radian Asset Assurance Co.
RAN	— Revenue Anticipation Notes
RAW	— Revenue Anticipation Warrants
RDA	— Redevelopment Agency
RIBS	— Residual Interest Bonds
RITES	— Residual Interest Tax-Exempt Securities
STEM	— Short-Term Extendable Maturity
SYCC	— Structured Yield Curve Certificate
TAN	— Tax Anticipation Notes
TECP	— Tax-Exempt Commercial Paper
TFA	— Transitional Finance Authority
TOB	— Tender Option Bonds
TRAN	— Tax and Revenue Anticipation Notes
USD	— United School District
VA	— Veterans Administration
VHA	— Veterans Housing Authority
VRDD	— Variable Rate Daily Demand
VRWE	— Variable Rate Wednesday Demand

*	Abbreviations may or may not appear in the Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Smith Barney Arizona Municipals Fund Inc. (“Fund”), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various relationships between securities. Securities for which market quotations are not readily available or where market quotations are determined not to reflect fair value, will be valued in good faith by or under the direction of the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates value.

(b) Financial Futures Contracts. The Fund may enter into futures contracts to the extent permitted by its investment policies and objectives. Upon entering into a futures contract, the Fund is required to deposit cash or securities as initial margin. Additional securities are also segregated up to the current market value of the futures contracts. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying financial instrument, are made or received by the Fund each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts. The Fund enters into such contracts typically to hedge a portion of the portfolio. The risks associated with entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying financial instruments. In addition, investing in futures contracts involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction.

(c) Fund Concentration. Since the Fund invests primarily in obligations of issuers within Arizona, it is subject to possible concentration risks associated with economic, political or legal developments or industrial or regional matters specifically affecting Arizona.

(d) Security Transactions. Security transactions are accounted for on a trade date basis.

Notes to Schedule of Investments (unaudited) (continued)

2. Investments

At February 28, 2005, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$2,464,988
Gross unrealized depreciation	(761,674)

Net unrealized appreciation	$1,703,314

At February 28, 2005, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain (Loss)
Contracts to Sell:
U.S. Treasury 20 Year Bonds	120	3/05	$13,185,781	$13,571,250	$(385,469)
U.S. Treasury 20 Year Bonds	35	6/05	3,963,477	3,932,031	31,446

Net Unrealized Loss on Open Futures Contracts					$(354,023)

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a - 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Smith Barney Arizona Municipals Fund Inc.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: April 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: April 27, 2005

By	/s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer

Date: April 27, 2005